Investment Objectives and Goals	Nov. 07, 2025
Oakmark International Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark International Large Cap ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark International Large Cap ETF seeks long-term capital appreciation.
Oakmark Global Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark Global Large Cap ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark Global Large Cap ETF seeks long-term capital appreciation.
Oakmark U.S. Concentrated ETF
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark U.S. Concentrated ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark U.S. Concentrated ETF seeks long-term capital appreciation.